Summary of Significant Accounting Policies (Details)			3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 06, 2023 $ / shares shares	Apr. 01, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
OTTI on investment in debt securities						$ 4,943,000	$ 0			$ 12,621,000	$ 13,726,000	$ 0
Discount rate	20
Valuation (in dollars per share) | $ / shares	$ 10
Discounted valuation (in dollars per share) | $ / shares	$ 8
Other expenses			$ (5,150,000)	$ (6,726,000)		$ (6,149,000)		$ (12,092,000)	$ (13,799,000)	$ (28,269,000)	$ (13,895,000)	$ (7,564,000)
Cumulative Effect, Period of Adoption, Adjustment
Subsequent Event [Line Items]
Increase in allowance for loan losses		$ 61,100,000
Revision of Prior Period, Reclassification, Adjustment
Subsequent Event [Line Items]
Other expenses					$ 600,000
Common Class A
Subsequent Event [Line Items]
Units converted (in shares)	1.25
Valuation (in dollars per share) | $ / shares			$ 10					$ 10
Common Class A | Conversion of BCG Common Class A Units
Subsequent Event [Line Items]
Shares issued in connection to conversion (in shares) | shares	86,116,884
Common Class A | Conversion of BCG Preferred B-2 Units
Subsequent Event [Line Items]
Shares issued in connection to conversion (in shares) | shares	94,050,534
Common Class B
Subsequent Event [Line Items]
Units converted (in shares)	1.25
Common Class B | Conversion of BCG Common Class B Units
Subsequent Event [Line Items]
Shares issued in connection to conversion (in shares) | shares	19,140,451
Subsequent Event
Subsequent Event [Line Items]
Increase in allowance for loan losses		$ 61,100,000
Minimum
Subsequent Event [Line Items]
Property, Plant and Equipment, Useful Life										3 years
Minimum | Internal-use software
Subsequent Event [Line Items]
Amortization Period										1 year
Maximum
Subsequent Event [Line Items]
Property, Plant and Equipment, Useful Life										5 years
Maximum | Internal-use software
Subsequent Event [Line Items]
Amortization Period										3 years